CONSOLIDATED BALANCE SHEETS ¥ in Thousands, $ in Thousands	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
Current assets:
Cash and cash equivalents	¥ 114,521	$ 16,130	¥ 116,128
Restricted cash	486	68	132
Accounts receivable, net of allowances of RMB 5,142 and RMB 5,331 (US$751) as of December 31, 2022 and 2023, respectively	34,344	4,837	29,727
Prepayments and other current assets	20,225	2,849	30,401
Total current assets	169,576	23,884	176,643
Non-current assets:
Property and equipment, net	1,433	202	14,947
Operating lease right-of-use assets	4,081	575	33,756
Intangible assets, net	17,941	2,527	23,947
Goodwill	37,785	5,322	37,785
Long-term investments	112,912	15,903	141,901
Deferred tax assets	1,072	151
Other non-current assets	5,387	759	4,128
Total non-current assets	180,611	25,439	256,464
Total assets	350,187	49,323	433,107
Current liabilities:
Short-term loan (including short-term loan of the variable interest entity ("VIE") without recourse to the Company of RMB 5,000 and nil as of December 31, 2022 and 2023, respectively)			5,000
Accounts payable (including accounts payable of the VIE without recourse to the Company of RMB 15,325 and RMB 16,644 (US$2,344) as of December 31, 2022 and 2023, respectively)	21,073	2,968	18,169
Deferred revenue and customer deposits (including deferred revenue and customer deposits of the VIE without recourse to the Company of RMB 132,195 and RMB 125,767 (US$17,714) as of December 31, 2022 and 2023, respectively)	141,518	19,932	138,804
Operating lease liabilities (including operating lease liabilities of the VIE without recourse to the Company of RMB 16,491 and RMB 4,007 (US$564) as of December 31, 2022 and 2023, respectively)	4,007	564	18,133
Accrued liabilities and other current liabilities (including accrued liabilities and other current liabilities of the VIE without recourse to the Company of RMB 73,779 and RMB 64,967 (US$9,150) as of December 31, 2022 and 2023, respectively)	74,682	10,519	75,333
Total current liabilities	241,280	33,983	255,439
Non-current liabilities:
Deferred revenue (including non-current deferred revenue of the VIE without recourse to the Company of RMB 3,585 and nil as of December 31, 2022 and 2023, respectively)			3,585
Operating lease liabilities (including non-current operating lease liabilities of the VIE without recourse to the Company of RMB 5,546 and RMB 629 (US$89) as of December 31, 2022 and 2023, respectively)	629	89	6,959
Deferred tax liabilities (including non-current deferred tax liabilities of the VIE without recourse to the Company of RMB 4,824 and RMB 3,994 (US$563) as of December 31, 2022 and 2023, respectively)	3,994	563	4,824
Other non-current liabilities (including other non-current liabilities of the VIE without recourse to the Company of RMB 2,076 and RMB 563 (US$79) as of December 31, 2022 and 2023, respectively)	563	79	4,058
Total non-current liabilities	5,186	731	19,426
Total liabilities	246,466	34,714	274,865
Commitments and contingencies
Redeemable noncontrolling interests			30,552
Shareholders' equity
Treasury shares (182,313 and 1,429,341 class A common shares as of December 31, 2022 and 2023, respectively)	(2,453)	(345)	(1,689)
Additional paid-in capital	1,045,397	147,240	1,037,007
Accumulated deficit	(988,669)	(139,251)	(925,982)
Accumulated other comprehensive income	19,223	2,708	18,304
Total Aurora Mobile Limited's shareholders' equity	73,548	10,359	127,690
Noncontrolling interests	30,173	4,250
Total shareholders' equity	103,721	14,609	127,690
Total liabilities, redeemable noncontrolling interests and shareholders' equity	350,187	49,323	433,107
Related Party
Current assets:
Amounts due from related parties			255
Class A Common Shares
Shareholders' equity
Common shares	39	5	39
Class B Common Shares
Shareholders' equity
Common shares	¥ 11	$ 2	¥ 11